EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of payments for defined benefit plans
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the Company were as follows:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
DB Plans	79	83	62
Other post-retirement benefit plans	6	7	8
Savings and DC Plans	29	24	23
	114	114	93

Schedule of change in benefit obligations, change in plan assets, and funded status

at December 31 (millions of Canadian dollars)	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2013	2012	2013	2012

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,142	1,836	186	170
Service cost	84	66	2	2
Interest cost	96	94	7	8
Employee contributions	4	4	—	1
Benefits paid	(83)	(79)	(7)	(9)
Actuarial (gain)/loss	(39)	227	(2)	16
Foreign exchange rate changes	20	(6)	5	(2)
Benefit obligation – end of year	2,224	2,142	191	186
Change in Plan Assets
Plan assets at fair value – beginning of year	1,825	1,656	32	29
Actual return on plan assets	313	165	2	4
Employer contributions[2]	79	83	6	7
Employee contributions	4	4	—	1
Benefits paid	(83)	(79)	(7)	(9)
Foreign exchange rate changes	14	(4)	2	—
Plan assets at fair value – end of year	2,152	1,825	35	32
Funded Status – Plan Deficit	(72)	(317)	(156)	(154)

1
The benefit obligation for the Company's pension benefit plan represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $134 million in letters of credit provided to Canadian DB Plan for funding purposes.

Schedule of amounts recognized in the Company's Balance Sheet for its DB plans and other post-retirement benefits plans
The amounts recognized in the Company's Balance Sheet for its DB plans and other post-retirement benefits plans are as follows:

at December 31 (millions of Canadian dollars)	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2013	2012	2013	2012
Intangible and Other Assets (Note 11)	—	—	16	11
Other Long-Term Liabilities (Note 14)	(72)	(317)	(172)	(165)
	(72)	(317)	(156)	(154)

Schedule of benefit obligations in excess of fair value of plan assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31 (millions of Canadian dollars)	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2013	2012	2013	2012
Projected benefit obligation[1]	(2,224)	(2,142)	(172)	(165)
Plan assets at fair value	2,152	1,825	—	—
Funded Status – Deficit	(72)	(317)	(172)	(165)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of accumulated benefit obligations in excess of fair value of plan assets for all DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Accumulated benefit obligation	(2,039)	(1,966)
Plan assets at fair value	2,152	1,825
Funded Status – Surplus/(Deficit)	113	(141)

Schedule of accumulated benefit obligations in excess of fair value of plan assets for plans not fully funded

at December 31 (millions of Canadian dollars)	2013	2012
Accumulated benefit obligation	(569)	(1,966)
Plan assets at fair value	537	1,825
Funded Status – Deficit	(32)	(141)

Schedule of the Company's pension plans weighted average asset allocations and target allocations by asset category

	Percentage of Plan Assets		Target Allocations[1]
at December 31	2013	2012	2013
Debt securities	31%	36%	25% to 35%
Equity securities	69%	64%	50% to 70%
Alternatives	—	—	5 % to 15%
	100%	100%

1	Target allocations were revised in November 2013 and the investment mix is being adjusted accordingly.

Schedule of allocation of plan assets, employer and related party securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31 (millions of Canadian dollars)			Percentage of Plan Assets
	2013	2012	2013	2012
Debt securities	2	2	0.1%	0.1%
Equity securities	2	3	0.1%	0.2%

Schedule of plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into three categories based on a fair value hierarchy
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy.

at December 31 (millions of Canadian dollars)	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
Asset Category
Cash and Cash Equivalents	17	17	—	—	—	—	17	17	1%	1%
Equity Securities:
Canadian	474	400	170	113	—	—	644	513	29%	28%
U.S.	423	309	37	38	—	—	460	347	21%	19%
International	36	31	330	263	—	—	366	294	17%	16%
Global	—	—	14	13	—	—	14	13	1%	—
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	304	314	—	—	304	314	14%	17%
Provincial	—	—	154	161	—	—	154	161	7%	9%
Municipal	—	—	6	5	—	—	6	5	—	—
Corporate	—	—	77	65	—	—	77	65	3%	4%
U.S. Bonds:
State	—	—	33	33	—	—	33	33	2%	2%
Corporate	—	—	48	45	—	—	48	45	2%	2%
International:
Corporate	—	—	20	9	—	—	20	9	1%	—
Mortgage Backed	—	—	26	22	—	—	26	22	1%	1%
Other Investments:
Private Equity Funds	—	—	—	—	18	19	18	19	1%	1%
	950	757	1,219	1,081	18	19	2,187	1,857	100%	100%

Schedule of the net change in the Level III fair value category
The following table presents the net change in the Level III fair value category:

(millions of Canadian dollars, pre-tax)	Private Equity Funds

Balance at December 31, 2011	20
Realized and unrealized losses	(1)
Balance at December 31, 2012	19
Purchases and sales	(4)
Realized and unrealized gains	3
Balance at December 31, 2013	18

Schedule of estimated future benefit payments, which reflect expected future service
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits
2014	93	9
2015	100	9
2016	106	10
2017	112	11
2018	118	11
2019 to 2023	684	58

Schedule of weighted average assumptions used in calculating benefit obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2013	2012	2013	2012
Discount rate	4.95%	4.35%	5.00%	4.35%
Rate of compensation increase	3.15%	3.15%	—	—

Schedule of significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2013	2012	2011	2013	2012	2011
Discount rate	4.35%	5.05%	5.55%	4.35%	5.10%	5.60%
Expected long-term rate of return on plan assets	6.70%	6.70%	6.95%	4.60%	6.40%	6.40%
Rate of compensation increase	3.15%	3.15%	3.10%	—	—	—

Schedule of effects of a one per cent change in assumed health care cost trend rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian dollars)	Increase	Decrease
Effect on total of service and interest cost components	1	—
Effect on post-retirement benefit obligation	18	(15)

Schedule of the Company's net benefit cost
The Company's net benefit cost is as follows:

at December 31 (millions of Canadian dollars)	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2013	2012	2011	2013	2012	2011
Service cost	84	66	54	2	2	2
Interest cost	96	94	91	7	8	9
Expected return on plan assets	(120)	(113)	(114)	(2)	(2)	(2)
Amortization of actuarial loss	30	18	10	2	1	1
Amortization of past service cost	2	2	2	—	1	—
Amortization of regulatory asset	30	19	12	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	122	86	55	12	13	13

Schedule of the pre-tax amounts recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2013		2012		2011
at December 31 (millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
Net loss	236	32	362	33	282	29
Prior service cost	3	1	5	2	7	2
	239	33	367	35	289	31

Schedule of the pre-tax amounts recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

at December 31 (millions of Canadian dollars)	2013		2012		2011
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
Amortization of net loss from AOCI to OCI	(30)	(2)	(19)	(1)	(10)	(1)
Amortization of prior service costs from AOCI to OCI	(2)	—	(2)	—	(2)	—
Funded status adjustment	(96)	—	99	5	113	6
	(128)	(2)	78	4	101	5